Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement

3. Fair Value Measurement

U.S. GAAP establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy is broken down into the following three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices are available in active markets for identical assets or liabilities as of the measurement date.

Level 2—Pricing inputs are other than quoted prices in active market, which are either directly or indirectly observable as of the report date. The nature of these securities includes investments for which quoted prices are available but traded less frequently and investments that are fair valued using other securities, the parameters of which can be directly observed.

Level 3—Securities that have little to no pricing observability as of the report date. These securities are measured using management’s best estimate of fair value, where the inputs into the determination of fair value are not observable and require significant management judgment or estimation.

The following tables summarize our financial assets and liabilities that were measured at fair value on a recurring basis, and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value:

	September 30, 2020
	(Level 1)	(Level 2)	(Level 3)	Total
	(in thousands)
Assets:
Interest rate cap contract(4)	$—	$45	$—	$45
Foreign currency forward contracts(4)	—	88	—	88

Total assets	$—	$133	$—	$133

Liabilities:
Contingent consideration in connection with a business acquisition—Origin(1)	$—	$—	$2,078	$2,078
Contingent consideration in connection with an immaterial business acquisition	—	—	9	9
Deferred cash consideration in connection with a business acquisition—SCUF(2)	—	—	1,638	1,638
Deferred cash consideration in connection with a business acquisition—Origin(3)	—	—	1,481	1,481
Foreign currency forward contracts(4)	—	378	—	378

Total liabilities	$—	$378	$5,206	$5,584

	December 31, 2019
	(Level 1)	(Level 2)	(Level 3)	Total
	(In thousands)
Liabilities:
Contingent consideration in connection with a business acquisition—Origin(1)	$—	$—	$3,964	$3,964
Deferred cash consideration in connection with a business acquisition—SCUF(2)	—	—	1,638	1,638
Deferred cash consideration in connection with a business acquisition—Origin(3)	—	—	1,411	1,411
Foreign currency forward contracts(4)	—	335	—	335

Total liabilities	$—	$335	$7,013	$7,348

(1)

The fair value of the Origin earn-out liability (Refer to Note 5 for further details on this acquisition) is estimated using a Monte Carlo Simulation, a simulation-based measurement technique with significant inputs that are not observable in the market and thus represents a level 3 fair value measurement. The significant inputs in the fair value measurement not supported by market activity included the expected future standalone EBITDA growth of Origin during the earn-out period, appropriately discounted by a risk adjustment factor, considering the uncertainties associated with the obligation, its associated volatility, and calculated in accordance with the terms of the Unit Purchase Agreement for this acquisition. Significant changes of these significant inputs, in isolation or in combination, would result in a material change in fair value estimates. The interrelationship between these inputs is not considered significant. The fair value of the Origin earn-out liability is remeasured at every reporting period and the change in fair value is recorded to sales, general and administrative expenses. During the year ended December 31, 2019, a $0.6 million credit to sales, general and administrative expenses was recorded resulting from a reduction in the fair value remeasurement. The earn-out liability of $2.4 million contingent upon Origin’s 2019 standalone EBITDA was fully paid in April 2020. During the nine months ended September 30, 2020, there was no material change in the fair value of the remaining earn-out liability that is contingent upon Origin’s 2020 standalone EBITDA results. The Origin contingent consideration balance as of September 30, 2020 also included $0.3 million related to the finalization of pre-acquisition sales tax liabilities owed to Origin’s sellers according to the terms of the Origin Unit Purchase Agreement and this balance will be settled together with the Origin 2020 earn-out liability in 2021.

(2)

The fair value of the SCUF contingent consideration was determined based on the estimates of acquired tax benefits owed to SCUF’s sellers according to the merger agreement. These estimates involved inputs unobservable in the markets and thus represent a level 3 fair value measurement. The measurement of this liability was provisional at the SCUF Acquisition Date (as defined in Note 5) and as of September 30, 2020 and will be finalized in the fourth quarter of 2020. The amount is subject to update upon filing the tax returns for 2019 through 2021. Refer to Note 5 for further details on this acquisition.

(3)

The fair value of Origin’s deferred cash consideration is determined at the Origin acquisition date by using a discount rate of 6.5%. This discount rate approximated our borrowing rate under the revolving line of credit and represented a Level 3 input under the fair value hierarchy.

(4)

The fair values of the forward contracts and interest rate cap contract are based on similar exchange traded derivatives and the related asset or liability is, therefore, included within Level 2 of the fair value hierarchy.

3. Fair Value Measurement

U.S. GAAP established a framework for measuring fair value and a fair value hierarchy based on the inputs used to measure fair value. This framework maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It applies to both items recognized and reported at fair value in the combined consolidated financial statements and items disclosed at fair value in the notes to the combined consolidated financial statements.

Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the transparency of inputs as follow:

Level 1—Quoted prices are available in active markets for identical assets or liabilities as of the measurement date. A quoted price for an identical asset or liability in an active market provides the most reliable fair value measurement because it is directly observable to the market.

Level 2—Pricing inputs are other than quoted prices in active market, which are either directly or indirectly observable as of the report date. The nature of these securities includes investments for which quoted prices are available but traded less frequently and investments that are fair valued using other securities, the parameters of which can be directly observed.

Level 3—Securities that have little to no pricing observability as of the report date. These securities are measured using management’s best estimate of fair value, where the inputs into the determination of fair value are not observable and require significant management judgment or estimation.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Company. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Company’s perceived risk of that instrument.

Goodwill, intangible assets, and property, plant and equipment, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur (or tested at least annually for goodwill) such that a non-financial instrument is required to be evaluated for impairment and an impairment is recorded to reduce the non-financial instrument’s carrying value to the fair value as a result of such triggering events, the non-financial assets and liabilities are measured at fair value for the period such triggering events occur. See Note 2 to the combined consolidated financial statements for additional information about how the Company tests various asset classes for impairment.

The following tables summarize the hierarchy of fair value measurements of the Company’s financial assets and liabilities measured on a recurring basis:

	Fair Value Measurements as of December 31, 2018
	Quoted Prices in Active Markets using Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In thousands)
Liabilities:
Deferred cash consideration in connection with a business acquisition—Elgato(1)	$—	$—	$10,448	$10,448
Foreign currency forward contracts(2)	—	131	—	131

Total liabilities	$—	$131	$10,448	$10,579

(1)

The fair value of Elgato deferred cash consideration (Refer to note 5 for further details on this acquisition) is determined using a discount rate of 6.6%. This discount rate approximated the Company’s borrowing rate under the revolving line of credit and represents a Level 3 input under the fair value hierarchy.

(2)	The fair value of the forward contracts is based on similar exchange traded derivatives and the related asset or liability is, therefore, included within Level 2 of the fair value hierarchy.

	Fair Value Measurements as of December 31, 2019
	Quoted Prices in Active Markets using Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In thousands)
Liabilities:
Contingent consideration in connection with a business acquisition—Origin(1)	$—	$—	$3,964	$3,964
Deferred cash consideration in connection with a business acquisition—SCUF(2)	—	—	1,638	1,638
Deferred cash consideration in connection with a business acquisition—Origin(3)	—	—	1,411	1,411
Foreign currency forward contracts(4)	—	335	—	335

Total liabilities	$—	$335	$7,013	$7,348

(1)

The fair value of the Origin earn-out liability (Refer to note 5 for further details on this acquisition) is estimated using a Monte Carlo Simulation, a simulation-based measurement technique with significant inputs that are not observable in the market and thus represents a level 3 fair value measurement. The significant inputs in the fair value measurement not supported by market activity included the expected future standalone EBITDA growth of Origin during the earn-out period, appropriately discounted by a risk adjustment factor, considering the uncertainties associated with the obligation, its associated volatility, and calculated in accordance with the terms of the Unit Purchase Agreement for this acquisition. Significant changes of these significant inputs, in isolation or in combination, would result in a material change in fair value estimates. The interrelationship between these inputs is not considered significant. The fair value of the Origin earn-out liability is remeasured at every reporting period and the change in fair value is recorded to sales, general and administrative expenses. During the year ended December 31, 2019, the Company recorded $0.6 million credit to sales, general and administrative expenses resulting from a reduction in the fair value remeasurement. The earn-out liability of $2.4 million contingent upon Origin’s 2019 standalone EBITDA was fully paid in April 2020.

(2)

The fair value of the SCUF contingent consideration was determined based on the Company’s estimates of acquired tax benefits owed to SCUF’s sellers according to the merger agreement. These estimates involved inputs unobservable in the markets and thus represents a level 3 fair value measurement. The measurement of this liability was provisional at the SCUF acquisition date and will be finalized within one year of the acquisition date. The amount is subject to update upon filing the Company’s tax returns for 2019 through 2021. Refer to note 5 for further details on this acquisition.

(3)

The fair value of Origin’s deferred cash consideration is determined at the Origin acquisition date by using a discount rate of 6.5%. This discount rate approximated the Company’s borrowing rate under the revolving line of credit and represented a Level 3 input under the fair value hierarchy.

(4)

The fair values of the forward contracts and interest rate cap contract are based on similar exchange traded derivatives and the related asset or liability is, therefore, included within Level 2 of the fair value hierarchy.